PROPERTY, PLANT AND EQUIPMENT - Revaluation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Revalued amount	$ 61,451,551	$ 67,808,787
Residual Value according to the cost model	64,692,931	49,172,678
Difference	$ (3,241,380)	$ 18,636,109